CONSOLIDATED STATEMENT OF STOCKHOLDERS’ EQUITY (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Stock Receivable	Accumulated Deficit During Development Stage	Total
Beginning Balance - Amount at Mar. 23, 2011	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance - Shares at Mar. 23, 2011	0	0
Founder shares, Shares		22,000,000
Founder shares, Amount		22,000				22,000
Shares issued for reverse merger, Shares		23,956,690
Shares issued for reverse merger, Amount		23,957	8,178,258	(8,000,000)		202,215
Shares issued for consulting services, Shares		2,923,185
Shares issued for consulting services, Amount		2,923	2,134,466	0	0	2,137,389
Shares received through cancellation of shares written-off prior to reverse merger, Shares		(416,750)
Shares received through cancellation of shares written-off prior to reverse merger, Amount		(417)	417			0
Shares issued for direct investment, Shares		150,000
Shares issued for direct investment, Amount		150	49,850			50,000
Options granted for legal services			108,420			108,420
Shares issued to director by shareholder as compensation			2,650,000			2,650,000
Net loss					(5,124,215)	(5,124,215)
Ending Balance, Amount at Dec. 31, 2011	$ 0	$ 48,613	$ 13,121,411	$ (8,000,000)	$ (5,124,215)	$ 45,809
Ending Balance, Shares at Dec. 31, 2011	0	48,613,125